Right of use assets - (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Presentation of leases for lessee [abstract]
Balance as of April 1, 2019	₨ 1,826,209	₨ 1,786,852
Additions	639,236	255,317
Finance cost accrued during the period	180,026	171,824	₨ 14,747
Deletions	(4,800)	0
Payment of lease liabilities	(436,500)	(391,383)
Translation difference	(1,523)	3,600
Balance as of March 31, 2020	₨ 2,202,649	₨ 1,826,209	₨ 1,786,852